COMMITMENTS AND CONTINGENCIES (Details Narrative)																					1 Months Ended																													2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 28, 2026 shares	Jan. 23, 2026 USD ($)	Dec. 09, 2025	Sep. 25, 2025 USD ($)	Aug. 31, 2025 shares	Aug. 30, 2025 shares	Aug. 18, 2025 USD ($)	Aug. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) $ / shares shares	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	May 04, 2024 USD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Sep. 30, 2027 USD ($)	Sep. 30, 2027 EUR (€)	May 30, 2027 USD ($)	May 30, 2027 EUR (€)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 EUR (€)	Jul. 31, 2026 USD ($)	Jul. 31, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Mar. 31, 2026 EUR (€)	Jan. 31, 2026 USD ($) shares	Oct. 31, 2025 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Oct. 12, 2024 USD ($) $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 EUR (€) shares	Mar. 16, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Total litigation penalty amount																																																									$ 30,000		$ 30,000
Royalties percentage																	2.00%	2.00%
Unreimbursed lab fees																																																			$ 0						$ 0		$ 51,468	$ 47,531
Common stock, par value | $ / shares																																																			$ 0.001						$ 0.001		$ 0.001	$ 0.001
Granted overallotment option, shares | shares																																																									0		0	0
Settlement expense																																																			$ 90,000						$ 90,000
Issued services by value																																																			7,500			$ 7,500	51,333,000	$ 15,000			$ 23,881,110
Payments for rent																																																			10,917				6,469		32,306	$ 20,187	34,150	$ 34,150
Operating lease right of use asset										$ 62,126					$ 66,201																																				$ 46,584						$ 46,584		$ 59,413	17,799
Operating lease liabilities										$ 62,126					$ 66,201
Incremental borrowing rate										12.00%	12.00%				8.00%	8.00%
Weighted average remaining lease term																																																			2 years 7 days						2 years 7 days		2 years 9 months 7 days
Warrants term												5 years
Prepaid expenses - current portion																																																			$ 7,733,625		$ 589,523				$ 7,733,625		$ 8,334,046
Deferred offering costs																																																											115,000
Accounting Standard Update 201602 [Member]
Operating lease right of use asset															$ 66,201
Operating lease liabilities															$ 66,201
Consultant [Member]
Sale of stock percent												5.00%
Prepaid expenses - current portion												$ 50,000
Deferred offering costs												$ 25,000
Maximum [Member]
Cash fee percentage												8.00%
Equity and Equity Linked Placements [Member]
Cash fee percentage												8.00%
Debt Placements [Member]
Cash fee percentage												6.00%
Common Stock [Member]
Issued services by value																																																			$ 1				$ 342				$ 81
Issued services by shares | shares																																																			592	592		173	342,220	10			81,000
Sale of underwriting agreements							$ 3,300,000
Sale of stock percent												3.00%
Subsequent Event [Member] | Common Stock [Member]
Sale of underwriting agreements							$ 3,340,000
University of Jaen [Member]
Payment for services																	$ 30,268	€ 25,837																																	$ 115,900	€ 202,800
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																																	2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																																	5.00%
1-Year Collaboration Agreement [Member]
Payment for services																			$ 59,508	€ 52,000											€ 100,000																				115,900
2-Year Collaboration Agreement [Member]
Payment for services																	$ 35,145	€ 30,000	$ 45,775	€ 40,000																															$ 119,145	€ 102,800
Royalty percentage																			2.00%	2.00%																															5.00%	5.00%
Research Agreement [Member] | University of Jaen [Member]
Payment for services													$ 53,806	€ 53,200
Royalty percentage													1.00%	1.00%
Underwriting Agreement [Member]
Common stock, par value | $ / shares									$ 0.001
Underwriting commissions									$ 535,000
Settlement amount		$ 50,000
Settlement percentage		4.00%
Settlement expense																																																									90,000
Underwriting Agreement [Member] | Common Stock [Member]
Sale of stock, number of shares issued in transaction | shares									40,000
Sale of stock, price per share | $ / shares									$ 100.00
Granted overallotment option, shares | shares									6,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Sale of stock, number of shares issued in transaction | shares									1,200
Sale of stock, price per share | $ / shares									$ 100.00
Underwriting Agreement [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares									$ 0.001
Underwriting Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Sale of stock, number of shares issued in transaction | shares									40,000
Sale of stock, price per share | $ / shares									$ 100.00
Granted overallotment option, shares | shares									60,000
Underwriting Agreement [Member] | Subsequent Event [Member] | Representatives Warrants [Member]
Sale of stock, number of shares issued in transaction | shares									1,200
Sale of stock, price per share | $ / shares									$ 100.00
Underwriting Agreement [Member] | EF Hutton LLC [Member]
Sale of underwriting agreements												$ 15,000,000
Consulting Agreement [Member]
Common stock, par value | $ / shares																																																		$ 1,500
Sale of stock, number of shares issued in transaction | shares						20,000
Monthly fee services				$ 2,500																																														$ 7,500
Consulting Agreement [Member] | Common Stock [Member]
Issued services by value				$ 2,500																												$ 592	$ 173
Issued services by shares | shares	25,500,000																															592																					1,020,000
Consulting Agreement [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares					20,000
Monthly fee services								$ 100,000
Advisory Agreement [Member] | Common Stock [Member]
Issued services by shares | shares																																	173
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term															3 years
Payments for rent															$ 2,176	$ 3,000
New One Year Operating Lease Agreement [Member]
Lessee operating lease term										1 year
Payments for rent										$ 2,127	$ 3,300
Lessee operating renewal term										2 years
Merger Acquisition Agreement [Member] | Consultant [Member]
Prepaid expenses - current portion												25,000
Initial Payable [Member] | Consultant [Member]
Prepaid expenses - current portion												$ 25,000
From 2012 through the 2014 [Member]
Total litigation penalty amount																																																									$ 10,000		$ 10,000
Installment 1 [Member]
Payment for services																													$ 18,407	€ 34,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services | €																																																€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Payment for services																																										$ 18,407	€ 18,200
Installment 2 [Member]
Payment for services																											$ 8,091	€ 41,800
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																																														$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Payment for services																																								$ 8,091	€ 8,000
Installment 3 [Member]
Payment for services																									$ 7,080	€ 30,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																																												$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Payment for services																																						$ 7,080	€ 7,000
Installment 4 [Member] | Subsequent Event [Member]
Payment for services																							$ 10,114	€ 30,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																																								$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Payment for services																																				$ 10,114	€ 10,000
Installment 5 [Member] | Subsequent Event [Member]
Payment for services																					$ 10,114	€ 27,000
Installment 5 [Member] | Research Agreement [Member]
Payment for services																																		$ 10,114	€ 10,000
Indemnification Agreement [Member]
Damages sought for breach of agreement			the Company was served with a complaint (the “Complaint”) filed in the Superior Court of the State Delaware by Helena Partners, Inc. (“Helena”). In the Complaint, Helena alleges breach of an engagement agreement dated August 3, 2025 (the “Engagement Agreement”) between the Company and Helena and argues that the Company owes Helena a $15,000 deal deposit fee for entering into the Engagement Agreement and a $250,000 break fee for not completing an equity financing with Helena.